Finance income and finance expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Finance income and finance expenses
Schedule of Finance income and finance expenses

	2021	2020	2019
Interest income	—	7	12
Foreign exchange gain	—	1,991	411
Change in fair value of share warrant obligations	10,080	—	—
Other income	79	—	—
Finance income – total	10,159	1,998	423
Interest expense	(91)	(45)	(96)
Bank charges	(320)	(175)	(87)
Foreign exchange loss	(2,809)	—	—
Finance costs – total	(3,220)	(220)	(183)
Net finance income	6,939	1,778	240

Schedule of finance income

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Interest income	99	—
Finance income	99	—

Schedule of finance expenses

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Foreign exchange loss	(781)	(1,801)
Bank charges	(147)	(55)
Unwinding of discount on the put option liability	(67)	—
Interest expense	(43)	(24)
Finance expenses	(1,038)	(1,880)